Property and equipment, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Property and equipment, net [Line Items]
Land	₩ 1,815,112	₩ 1,827,711
Buildings	790,449	852,569
Right-of-use assets	1,112,796
Others	364,971	323,606
Acquisition cost
Disclosure of Property and equipment, net [Line Items]
Land	1,815,112	1,827,711
Buildings	1,167,514	1,173,888
Right-of-use assets	1,357,206
Others	2,130,805	2,002,755
Accumulated depreciation
Disclosure of Property and equipment, net [Line Items]
Land	0	0
Buildings	(377,065)	(321,319)
Right-of-use assets	(244,410)
Others	₩ (1,765,834)	₩ (1,679,149)